OTHER ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other accounts payable [Abstract]
Schedule of Other Accounts Payables
	December 31,
	2018	2017
	U.S. Dollars in thousands

Employees and payroll accruals	$4,708	$4,735
Derivatives financial instruments	64	8
Accrued Expenses and Others	489	1,077

	$5,261	$5,820